Accrued Expenses And Other Payables	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued Expenses And Other Payables
14.	ACCRUED EXPENSES AND OTHER PAYABLES

The components of accrued expenses and other payables are as follows:

	December 31,
	2016	2017
	RMB	RMB	US$
Payroll and welfare payables	248,895	197,171	30,305
Value-added tax and other taxes payable	21,011	16,951	2,605
Payables for office supplies and utilities	31,006	29,488	4,532
Payables for the purchase of property and equipment	266,597	185,594	28,525
Payables for purchase of the intangible assets	2,352	3,706	570
Accrued service fees	74,812	52,090	8,006
Interest payables	6,456	57,359	8,816
Share-settled bonuses and liability classified RSU	72,138	11,865	1,824
Payables for acquisitions	25,268	47,755	7,340
Others	39,381	55,154	8,476

	787,916	657,133	100,999